Note 16. Commitments and Contingencies (Contingent Consideration) (Tables)	12 Months Ended
Dec. 31, 2014
Contingent Considerations [Abstract]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The following table summarizes changes to the contingent consideration liability, a recurring Level 3 measurement, for the years ended December 31, 2014, 2013 and 2012:

Contingent Consideration Related to Acquisitions
In millions
Balance at December 31, 2011	$(90.8)
Total unrealized losses included in earnings (1)	(15.0)
Payment of contingent consideration	80.9
Balance at December 31, 2012	$(24.9)
Total unrealized losses included in earnings (1)	(6.2)
Payment of contingent consideration	15.9
Acquisitions, purchases, sales, redemptions of maturities	(20.0)
Balance at December 31, 2013	$(35.2)
Total unrealized gains included in earnings (1)	1.3
Payment of contingent consideration	7.5
Acquisitions, purchases, sales, redemptions and maturities	(16.3)
Balance at December 31, 2014	$(42.7)
The amount of total losses in 2012 included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held at December 31, 2012	$(15.0)
The amount of total losses in 2013 included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held at December 31, 2013	$(6.2)
The amount of total gains in 2014 included in earnings attributable to the change in unrealized gains relating to assets and liabilities still held at December 31, 2014	$1.3
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(1)	Amounts reported in marketing and administration expense in the consolidated statement of operations for fair value adjustments and to interest expense for accretion.